Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2022	2021	2020
Furniture and fixtures	$148,033	$148,033	$148,033
Leasehold Improvements	50,091	50,091	50,091
Equipment	250,047	237,418	237,418
Computers and software	39,482	39,482	33,036
	487,653	475,024	468,578
Less accumulated depreciation	(478,964)	(465,305)	(462,734)
Property and equipment, net	$8,689	$9,719	$5,844